Financial assets, liabilities and financial result (excluding Orange Bank) - Bank loans and from development organizations and multilateral lending institutions - Tabular disclosure (Details) - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	€ 2,961	€ 2,710	€ 2,690
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	1,473	1,047	1,286
Bank loans [member] | Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	183	302	744
Bank loans [member] | Medi Telecom [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	385	177	206
Bank loans [member] | Sonatel [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	289	176	1
Bank loans [member] | Orange Cote d'Ivoire [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	275	118
Bank loans [member] | Orange Cameroon [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	101	112	183
Bank loans [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	240	162	152
Loans from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	1,488	1,663	1,404
Loans from development organizations and multilateral lending institutions [member] | Orange Espagne [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	100	133	467
Loans from development organizations and multilateral lending institutions [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount			138
IFRS Parent Company [Member] | Loans from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	€ 1,388	€ 1,530	€ 799